Common Stock Warrants (Details) - Schedule of black-scholes option pricing model - Warrant [Member] - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Common Stock Warrants (Details) - Schedule of black-scholes option pricing model [Line Items]
Dividend yield
Minimum [Member]
Common Stock Warrants (Details) - Schedule of black-scholes option pricing model [Line Items]
Expected term (years)	9 years 2 months 8 days
Expected volatility	78.20%
Risk-free interest rate	1.90%
Maximum [Member]
Common Stock Warrants (Details) - Schedule of black-scholes option pricing model [Line Items]
Expected term (years)	10 years
Expected volatility	81.20%
Risk-free interest rate	2.60%